Note 19 - Non-Cash Transactions (Details) - Non-cash Investing Activities (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Non-cash Investing Activities [Abstract]
Considerations payable in connection with acquisition of subsidiaries			96		20,402
Considerations payable in connection with other investment (i)	3,720	[1]	3,030	[1]		[1]
Payables for addition of office equipment, furniture and fixtures	8,618		38,537		9,666

[1]	In 2012, the Group sold 19.5% equity interest of Puyi Investment, a private entity which the Group does not exert significant influence. Concurrently, the Group acquired 19.5% of Jintaiping with the purchase price of RMB7,987. The net amount payable to shareholders of Jintaiping for these two transactions amounted to RMB3,030 (see note 16b(iii)) and was recorded as amounts due to related parties as of December 31, 2012, and recorded as other payables and accrued expenses as of December 31, 2013.